Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation
Schedule of stock options activity

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value 000’US$
Outstanding as of January 1, 2015	1,111,213	0.001
Granted	136,512	0.001
Exercised	—
Forfeited	(357,137)	0.001
Expired	—

Outstanding as of December 31, 2015	890,588	0.001	8.97	12,554
Granted	63,450	0.001
Exercised	—
Forfeited	(220,282)	0.001
Expired	—

Outstanding as of December 31, 2016	733,756	0.001	7.98	14,384

Granted	670,201	0.001
Exercised	—
Forfeited	(309,544)	0.001
Expired	—

Outstanding as of December 31, 2017	1,094,413	0.001	8.55	21,142
Vested and expected to vest as of December 31, 2017	1,065,950	0.001	8.53	20,592
Exercisable as of December 31, 2017	863,016	0.001	7.84	16,672

Schedule of stock options, valuation assumption

	2015	2016	2017
	RMB	RMB	RMB
Expected volatility	55%~58%	54.00%~55.00%	47.40%~50.00%
Risk-free interest rate (per annum)	1.94%~2.27%	1.49%~1.78%	2.37%~2.40%
Exercise multiple	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (per share)	US$12.280~17.838	US$15.020~16.987	US$14.379~21.573